UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Chad E. Fickett
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-5344
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2006

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Appleton Group Fund		Ticker Symbol: AGPAX
May 31, 2005 (Unaudited)

Exchange Traded Funds	Shares	Market Value	% of Total
DIAMONDS Trust, Series I	98	$ 10,254	19.1%
iShares Dow Jones U.S. Real Estate Index Fund	42	5,164	9.6%
iShares Russell 2000 Growth Index Fund	103	6,479	12.0%
iShares Russell 2000 Value Index Fund	36	6,665	12.4%
Nasdaq-100 Index Tracking Stock	275	10,472	19.5%
SPDR Trust Series 1	64	7,647	14.2%
Total Exchange Traded Funds (Cost $46,268)		46,681	86.8%

Cash Equivalents
Fidelity Institutional Government Portfolio	2,657	2,657	4.9%
AIM STIT-Treasury Portfolio	2,657	2,657	4.9%
Total Cash Equivalents (Cost $5,314)		5,314	9.8%

Total Investments (Cost $51,582)		51,995	96.6%
Other Assets, less Liabilities		1,854	3.4%
Net Assets		$ 53,849	100.0%

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

PORTFOLIO OF INVESTMENTS
The Appleton Group PLUS Fund		Ticker Symbol: AGPLX
May 31, 2005 (Unaudited)

Exchange Traded Funds	Shares	Market Value	% of Total
DIAMONDS Trust, Series I	181	$ 18,938	19.3%
iShares Dow Jones U.S. Real Estate Index Fund	78	9,590	9.8%
iShares Russell 2000 Growth Index Fund	191	12,014	12.2%
iShares Russell 2000 Value Index Fund	66	12,220	12.5%
Nasdaq-100 Index Tracking Stock	515	19,611	20.0%
SPDR Trust Series 1	120	14,338	14.6%
Total Exchange Traded Funds (Cost $85,838)		86,711	88.4%

Cash Equivalents
Fidelity Institutional Government Portfolio	4,756	4,756	4.9%
AIM STIT-Treasury Portfolio	4,755	4,755	4.8%
Total Cash Equivalents (Cost $9,511)		9,511	9.7%

Total Investments (Cost $95,349)		96,222	98.1%
Other Assets, less Liabilities		1,882	1.9%
Net Assets		$ 98,104	100.0%

For certain fedreral tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended May 31, 2005 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By:        /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date: July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:      /s/ Joseph Neuberger
          Joseph Neuberger, President and Treasurer

Date: July 27, 2005